Unit-Based Compensation Arrangements	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Unit-Based Compensation Arrangements
9.	Unit-Based Compensation Arrangements
The Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity or equity-based compensation based on the grant date fair value of the award. The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.
Restricted Unit Plans. In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorize the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership. The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,903,406 as of March 24, 2012. Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting on each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions with respect to or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting. The fair value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions and forfeitures during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

As of March 24, 2012, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $7,302. Compensation cost associated with unvested awards is expected to be recognized over a weighted-average period of 1.8 years. Compensation expense recognized under the Restricted Unit Plans, net of forfeitures, for the three and six months ended March 24, 2012 was $1,147 and $2,350, respectively, and $1,067 and $2,399 for the three and six months ended March 26, 2011, respectively.
Long-Term Incentive Plan. The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period. As a result of the quarterly remeasurement of the liability for awards under the LTIP, compensation expense for the three and six months ended March 24, 2012 was $102 and $691, respectively, and $645 and $1,501 for the three and six months ended March 26, 2011, respectively. As of March 24, 2012 and September 24, 2011, the Partnership had a liability included within accrued employment and benefit costs (or other liabilities, as applicable) of $2,520 and $5,164, respectively, related to estimated future payments under the LTIP.

8.	Unit-Based Compensation Arrangements

As described in Note 2, the Partnership recognizes compensation cost over the respective service period for employee services received in exchange for an award of equity, or equity-based compensation, based on the grant date fair value of the award.  The Partnership measures liability awards under an equity-based payment arrangement based on remeasurement of the award's fair value at the conclusion of each interim and annual reporting period until the date of settlement, taking into consideration the probability that the performance conditions will be satisfied.

Restricted Unit Plans.  In fiscal 2000 and fiscal 2009, the Partnership adopted the Suburban Propane Partners, L.P. 2000 Restricted Unit Plan and 2009 Restricted Unit Plan (collectively, the “Restricted Unit Plans”), respectively, which authorizes the issuance of Common Units to executives, managers and other employees and members of the Board of Supervisors of the Partnership.  The total number of Common Units authorized for issuance under the Restricted Unit Plans was 1,906,971 as of September 24, 2011.  Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25% of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50% of the Common Units vesting at the end of the fifth anniversary of the grant date.  The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested.  Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period.  Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans. Compensation expense for the unvested awards is recognized ratably over the vesting periods and is net of estimated forfeitures.

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71

As of September 24, 2011, unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans amounted to $6,320. Compensation cost associated with the unvested awards is expected to be recognized over a weighted-average period of 1.8 years.  Compensation expense for the Restricted Unit Plans for fiscal 2011, 2010 and 2009 was $3,922, $4,005 and $2,396, respectively.

Long-Term Incentive Plan.  The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the “LTIP”) which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders (“TRU”) compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships (master limited partnerships), as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period. Compensation expense, which includes adjustments to previously recognized compensation expense for current period changes in the fair value of unvested awards, for fiscal 2011, 2010 and 2009 was $1,504, $3,058 and $3,402, respectively.  The cash payouts in fiscal 2011, 2010 and 2009, which related to the fiscal 2008, 2007 and 2006 awards, were $2,697, $2,741 and $2,720, respectively.